Disposal of Subsidiaries - Schedule of Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Discontinued Operations [Line Items]
Revenue	$ 1,948,681	$ 7,261,545
Operating Expenses
Net Income	912,298	405,921
Discontinued Operations [Member]
Schedule of Discontinued Operations [Line Items]
Revenue	1,948,681	7,261,545
Cost of goods sold	1,581,570	6,535,524
Gross profit	367,111	726,021
Operating Expenses
Research and development expenses	176,415	75,605
Selling expenses	127,258	32,906
General and administrative expenses	121,356	197,698
Total operating expenses	425,029	306,209
Income/ (Loss) from operations	(57,918)	419,812
Gain from disposal of subsidiaries	884,361
Other income, net	88,474	5,878
Income before income taxes	914,917	425,690
Income tax provision	2,619	19,769
Net Income	$ 912,298	$ 405,921